First Trust Enhanced Short Maturity ETF
SUMMARY INFORMATION
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek current income, consistent with preservation of capital and daily liquidity.
FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust Enhanced Short Maturity ETF First Trust Enhanced Short Maturity ETF
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Enhanced Short Maturity ETF First Trust Enhanced Short Maturity ETF
Management Fees	0.45%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	none	[2]
Other Expenses (as a percentage of Assets):	0.02%
Total Annual Fund Operating Expenses	0.47%
Fee Waiver	0.22%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.25%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before March 31, 2017.
[2]	Pursuant to the Investment Management Agreement, First Trust Advisors L.P., the Fund's investment advisor, manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses.
[3]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust Advisors L.P., the Fund's investment advisor, the management fees paid to the Fund's investment advisor will be reduced by the portion of the management fees earned by the Fund’s investment advisor from the Fund for assets invested in other investment companies advised by the Fund’s investment advisor. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) upon the termination of the Fund’s management agreement with the Fund’s investment advisor, however, it is expected to remain in place for no less than one year from the date of this prospectus.
[4]	Pursuant to a contractual agreement, First Trust Advisors L.P., the Fund's investment advisor has agreed to waive management fees of 0.10% of average daily net assets until March 1, 2017 and, pursuant to a separate contractual agreement, to waive an additional 0.10% of average daily net assets until March 1, 2017. One or both of these waiver agreements may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after March 1, 2017.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, excluding acquired fund fees and expenses, remain (i) at current levels until March 1, 2017, (ii) at 0.47% from March 1, 2017 to March 31, 2017, and (iii) thereafter at 0.72% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Enhanced Short Maturity ETF | First Trust Enhanced Short Maturity ETF | USD ($)	26	181	352	848

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 406% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate instruments (collectively, "Fixed Income Securities") issued by U.S. and non-U.S. public and private sector entities. Fixed Income Securities will include the following types of fixed- and variable-rate debt securities: corporate and government bonds and notes; agency securities; instruments of non-U.S. issuers in developed markets; privately issued securities; asset-backed securities; mortgage-related securities; municipal bonds; and money market securities.

The Fund's investment advisor selects securities for the portfolio by evaluating fixed income sectors and macro market trends while completing bottom-up analysis of individual securities. Portfolio securities are selected based upon relative value in the context of overall portfolio duration. Key inputs for the screens in the securities selection process include, but are not limited to, credit quality, yield, interest rate sensitivity and liquidity. The Fund's holdings are systematically monitored for meaningful changes in performance and risk measures. A security will generally be sold when the Fund's investment advisor believes that a security can be substituted for a similar investment that represents better relative value; it lacks adequate compensation for embedded credit risk; or when rebalancing the portfolio to maintain diversification.

At least 80% of the Fund's net assets will be invested in Fixed Income Securities that are, at the time of purchase, investment grade. For an unrated security to be considered investment grade, the Fund's investment advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by a nationally recognized statistical rating organization ("NRSRO").

Under normal market conditions, the Fund's average duration is expected to be below one year and the average maturity of the Fund's portfolio is expected to be below three years. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument's expected principal and interest payments. Duration differs from maturity in that it considers a security's yield, coupon payments, principal payments, call features and coupon adjustments in addition to the amount of time until the security finally matures. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, if a portfolio of Fixed Income Securities has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio's value can be expected to rise about 3% if interest rates fall by 1%. As a result, prices of instruments with shorter durations tend to be less sensitive to interest rate changes than instruments with longer durations. As the value of a security changes over time, so will its duration.

The Fund may invest in asset-backed securities, including mortgage-related securities. Asset-backed securities are fixed income securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables. Mortgage-related securities are asset-backed securities based on a pa rticular type of asset, a mortgage. There are a wide variety of mortgage-related securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies. The Fund intends to limit its investments in asset-backed securities and non-agency mortgage-related securities (in the aggregate) to 20% of its net assets.

Maturity is measured relative to the type of security. For Fixed Income Securities (exclusive of asset-backed securities and mortgage-related securities), maturity shall be calculated using dollar-weighted average maturity, which is calculated by taking the average length of time to maturity. For asset-backed securities and mortgage-related securities, maturity shall be calculated using weighted average life, which is the estimated time to principal paydown for each underlying instrument held by the Fund, weighted according to the relative holdings per instrument.

The Fund may invest up to 20% of its net assets in floating rate loans. The floating rate loans in which the Fund will invest will represent amounts borrowed by companies or other entities from banks and other lenders and a significant portion of such floating rate loans may be rated below investment grade or unrated. Floating rate loans held by the Fund may be senior or subordinate obligations of the borrower and may or may not be secured by collateral.

The Fund may invest in investment companies, such as exchange-traded funds ("ETFs"), that invest primarily in Fixed Income Securities. The Fixed Income Securities held by the investment companies in which the Fund may invest will be counted towards the requirement that the Fund invest 80% of its net assets in Fixed Income Securities. While the Fund may invest in any ETF that invests in Fixed Income Securities, the Fund initially intends to invest in ETFs that are advised by the Fund's investment advisor.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

ASSET-BACKED AND MORTGAGE-RELATED SECURITIES RISK. The risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. Extension risk is prevalent when in a period of rising interest rates, the Fund holds mortgage-related securities and such securities exhibit additional volatility. Prepayment risk is prevalent when in a period of declining interest rates, borrowers may pay off their mortgages sooner than expected. Prepayments can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

FIXED INCOME SECURITIES RISK. An investment in the Fund involves risk associated with an investment in fixed income securities including the risk that certain of the securities in the Fund may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

FLOATING RATE LOAN RISK. An investment in floating rate loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments. Floating rate loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

INCOME RISK. If interest rates fall, the income from the Fund's portfolio will likely decline if the Fund holds securities that adjust lower with falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the Fixed Income Securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term Fixed Income Securities and higher for longer term Fixed Income Securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the Fixed Income Security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of Fixed Income Securities with shorter durations tend to be less sensitive to interest rate changes than Fixed Income Securities with longer durations. As the value of a Fixed Income Security changes over time, so will its duration. Mortgage-related securities are particularly subject to the risk that interest rate volatility may adversely impact the valuation and price of such securities.

INVESTMENT COMPANIES RISK. The Fund may invest in the shares of other investment companies, and therefore, the Fund's investment performance and risks may be related to the investment performance and risks of the underlying funds. In general, as a shareholder in other investment companies, the Fund bears its ratable share of the underlying fund's expenses, and would be subject to duplicative expenses to the extent the Fund invests in other investment companies. Pursuant to a contractual agreement, the Fund's investment advisor has agreed to reduce the management fee paid by the Fund by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided, that, the investment companies are advised by the Fund's investment advisor.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders. As of the fourth quarter of 2015, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. Decreased liquidity may negatively affect the Fund's ability to mitigate risk and meet redemptions.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SOVEREIGN DEBT RISK. Investments in sovereign bonds involve special risks because the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

VOLATILITY RISK. The market price and net asset value of the Fund's shares and the Fund's yield will change daily. There may be instances when the Fund will experience large in-flows and out-flows, which will significantly alter the Fund's size. At times, these fluctuations may negatively impact the Fund's yield, result in increased transaction costs for the Fund and contribute to the overall volatility of the Fund. The risk will be more prevalent when the Fund is smaller in size, such as during the Fund's invest-up period. An investor may lose money by investing in this Fund because this Fund is not a money market fund and may experience significant fluctuations in its net asset value.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of a specialty market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST ENHANCED SHORT MATURITY ETF--TOTAL RETURN

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
0.30% (March 31, 2015)	-0.07% (September 30, 2015)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Average Annual Total Returns - First Trust Enhanced Short Maturity ETF	1 Year	Since Inception	Inception Date
First Trust Enhanced Short Maturity ETF	0.33%	0.31%	Aug. 05, 2014
First Trust Enhanced Short Maturity ETF | After Taxes on Distributions	0.12%	0.11%
First Trust Enhanced Short Maturity ETF | After Taxes on Distributions and Sales	0.19%	0.14%
BofA Merrill Lynch 0-1 Year U.S. Treasury Index	0.16%	0.12%